Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Accounts payable - related party	$ 0		$ 0		$ 17,471
Compensation for services	293,603	$ 394,031	671,150	$ 827,570
Vitashower [Member]
Related Party Transaction [Line Items]
Revenue from related parties			15,141	21,267
Account receivable, Related Parties	5,016		5,016		0
Purchases from related party			3,379	0
Accounts payable - related party	$ 0		0		$ 17,471
President And Ceo [Member]
Related Party Transaction [Line Items]
Compensation for services			$ 60,000	$ 60,000